Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended			12 Months Ended		9 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2013	Jul. 31, 2013 Maximum [Member]	Oct. 31, 2013 Maximum [Member]	Jul. 31, 2013 Minimum [Member]	Oct. 31, 2013 Minimum [Member]	Jul. 31, 2013 Cortelco Products [Member] Maximum [Member]	Jul. 31, 2013 Cortelco Products [Member] Minimum [Member]	Oct. 31, 2013 Subsidiaries [Member]	Jul. 31, 2013 Subsidiaries [Member]	Oct. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member] Maximum [Member]	Oct. 31, 2013 Cortelco Systems Holding Corp [Member] Maximum [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member] Minimum [Member]	Oct. 31, 2013 Cortelco Systems Holding Corp [Member] Minimum [Member]	Sep. 30, 2013 Inventergy Inc [Member] Patents [Member]	Apr. 01, 2009 Former Shareholders [Member]	Oct. 31, 2013 Former Shareholders [Member]	Jul. 31, 2013 Former Shareholders [Member]	Apr. 01, 2009 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Oct. 31, 2013 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Former Shareholders [Member] Cortelco Systems Holding Corp [Member]
Property plant and equipments estimated useful lives of assets			5 years		3 years								5 years		3 years		10 years
Investment interest in equity method			50.00%		20.00%				20.00%	20.00%	20.00%	20.00%	50.00%		20.00%
Cost of satisfying warranty claims			1.00%	1.00%	0.50%	0.50%							2.40%	2.40%	0.50%	0.60%
Discount rate of Cortelco											15.22%							15.22%	15.22%	15.22%	15.22%	15.22%	15.22%
Product warranty period							5 years	1 year
Cash equivalents maturity period	three months or less
Investment interest in initially recorded at cost	20.00%
Uncertain income tax	50.00%											50.00%
Carrying value of the Company's investment in Symbio Investment Corp	$ 990,000	$ 990,000									$ 990,000	$ 990,000